GECAS Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisition
The consideration transferred to effect the GECAS Transaction consisted of the following:

Cash consideration	$22,583,992
111,500,000 AerCap ordinary shares issued multiplied by AerCap closing share price per share of $59.04 on October 29, 2021	6,582,960
AerCap notes issued to GE	1,000,000
Consideration transferred	$30,166,952
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Closing Date:

Final Amounts Recognized as of the Closing Date
Cash and cash equivalents	$151,554
Restricted cash	4,850
Flight equipment held for operating leases, net	23,108,835
Investment in finance leases, net	1,165,382
Prepayments on flight equipment	2,990,414
Maintenance rights and lease premium, net (a)	3,984,212
Associated companies	555,212
Accrued maintenance liability	(1,234,857)
Deferred tax liabilities	(1,195,168)
Other assets and liabilities (b)	636,518
Estimate of fair value of net assets acquired	$30,166,952

Consideration Transferred	$30,166,952
Goodwill	$—

(a) Includes $2.8 billion maintenance rights asset and $1.2 billion lease premium asset, net.
(b) The fair value of the assets acquired includes current trade receivables of $245 million. The gross amount due under the contracts is $463 million.

Schedule of acquisition related costs
AerCap reported transaction and integration-related expenses related to the GECAS Transaction as provided in the table below. These expenses are included in transaction and integration-related expenses in our Consolidated Income Statement.

Year ended
December 31, 2021
Banking fees	$186,474
Professional fees and other expenses	105,417
Severance and other compensation expenses	43,075
$334,966

Schedule of pro forma information of business acquisition
The following unaudited pro forma summary presents consolidated information of AerCap as if the business combination had occurred on January 1, 2020:

	Year Ended December 31,
	2021	2020
Total revenues and other income	$7,866,898	$8,062,582
Net income	1,935,570	11,845